Document and Entity Information	Aug. 19, 2025
Cover [Abstract]
Entity Registrant Name	Alaunos Therapeutics, Inc.
Amendment Flag	false
Entity Central Index Key	0001107421
Document Type	8-K
Document Period End Date	Aug. 19, 2025
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33038
Entity Tax Identification Number	84-1475642
Entity Address, Address Line One	501 E. Las Olas Blvd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	346
Local Phone Number	355-4099
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TCRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false